Events After the Reporting Period (Narrative) (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 07, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 15, 2026 USD ($) $ / shares shares	Jul. 03, 2026 Share $ / shares	Jun. 17, 2026 USD ($) shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 USD ($) Share shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 USD ($) Share shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($) Share shares
Disclosure of non-adjusting events after reporting period [Line Items]
Number of stock options forfeited | Share							54,138		71,003		26,304
Exercise price of stock options forfeited | $ / shares						$ 173.15		$ 62.49		$ 52.61
Proceeds from issuing shares							$ 455,095		$ 5,325,850		$ 520,892
Common shares [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in number of shares outstanding | shares							2,080,153		450,000		27,453
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of stock options forfeited | Share				4,825
Exercise price of stock options forfeited | $ / shares				$ 146.15
Events after reporting period [Member] | Series A Preference Shares [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in number of shares outstanding | shares	(100)	1,500			(1,351)
Proceeds from issuing shares		$ 1,425,000
Increase in commitment to issue preferred shares		$ 2,000,000
Financial liabilities reclassified into equity					$ 1,643,214
Events after reporting period [Member] | Series B Preference Shares [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in number of shares outstanding | shares		552
Conversion of loans, converted amount		$ 524,400
Events after reporting period [Member] | Common shares [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in number of shares outstanding | shares	88,909	257,638	256,410		1,494,423
Proceeds from issuing shares			$ 200,000
Warrants exercised			256,410
Warrant exercise price | $ / shares			$ 0.78
Shares issued, price per share | $ / shares		$ 1.44
Interest payable		$ 371,000
Events after reporting period [Member] | Series B Preference Shares Two [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in number of shares outstanding | shares		1,640
Conversion of loans, converted amount		$ 1,558,000